EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Earnings per share are calculated by dividing net profit attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. APWC does not have any dilutive securities. The treasury shares transaction resulted in an immediate reduction in outstanding shares used to calculate the weighted-average common shares outstanding for both basic and diluted earnings per share.
The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended
	2025	2024	2023
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net profit attributable to APWC from continuing operations	3,670	3,486	3,867
Net profit attributable to APWC	3,670	3,486	3,867

Denominator:
Weighted-average common shares outstanding – basic and diluted	20,616,227	20,616,227	20,020,364

Earnings per share – basic and diluted
Continuing operations	0.18	0.17	0.19
Total earnings per share – basic and diluted	0.18	0.17	0.19
Income from continuing operations attributable to non-controlling interests are $1,544, $3,082 and $(3,565) for the years ended December 31, 2025, 2024 and 2023, respectively.